PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 3,380	$ 13,611	$ 11,845	$ 21,937
Net assets			$ 516,076